Lease (Tables)	6 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Right-of-use assets	1,262,111	547,214

Operating lease liabilities – current	339,542	190,023
Operating lease liabilities – non-current	1,014,240	335,241
Total operating lease liabilities	1,353,782	525,264

The components of lease expenses were as follows:

	For the six months ended December 31,
	2024	2023
	USD	USD
Lease cost
Amortization of right-of-use assets	129,397	89,327
Interest of operating lease liabilities	17,983	14,383
Total Lease cost	147,380	103,710

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Weighted average remaining lease term (years):	3.58
Weighted average discount rate:	3.85%

Schedule of Future Minimum Payments Under the Group’s Operating Leases

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

Amount
USD
2025	385,321
2026	385,321
2027	425,604
Thereafter	257,464
Total lease payments	1,453,710
Less: imputed interest	(99,928)
Present value of operating lease liabilities	1,353,782